Consolidated statements of profit or loss and other comprehensive income - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 273,938	$ 415,976
Cost of sales:
Operating expenses	(18,367)	(86,245)	(88,018)	(114,431)
Crude oil stock fluctuation	733	(1,241)	3,095	310
Depreciation, depletion and amortization	(14,194)	(74,772)	(147,674)	(153,001)
Royalties	(6,795)	(50,323)	(38,908)	(61,008)
Gross profit	5,840	118,755	2,433	87,846
Selling expenses	(3,091)	(21,341)	(24,023)	(27,138)
General and administrative expenses	(1,466)	(24,202)	(33,918)	(42,400)
Exploration expenses	(134)	(637)	(646)	(676)
Other operating income	1,240	2,699	5,573	3,165
Other operating expenses	(135)	(18,097)	(4,989)	(6,180)
Impairment of long -lived assets			(14,438)
Operating (loss) / profit	2,254	57,177	(70,008)	14,617
Interest income	239	2,532	822	3,770
Interest expense	(23)	(15,746)	(47,923)	(34,163)
Other financial results	(1,159)	(22,920)	4,247	(715)
Financial results, net	(943)	(36,134)	(42,854)	(31,108)
(Loss)/ Profit before income tax	1,311	21,043	(112,862)	(16,491)
Current income tax (expense)	(4,615)	(35,450)	(184)	(1,886)
Deferred income tax (expense) / benefit	(3,345)	(11,975)	10,297	(14,346)
Income tax benefit / (expense)	(7,960)	(47,425)	10,113	(16,232)
Net (loss) for the year / period	(6,649)	(26,382)	(102,749)	(32,723)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods
Remeasurements profit / (loss) related to defined benefits plans	(89)	(3,565)	460	(1,577)
Deferred income tax (expense) / benefit	22	891	(114)	394
Other comprehensive income that will not be reclassified to profit or loss in subsequent years	(67)	(2,674)	346	(1,183)
Other comprehensive income for the year/period, net of tax	(67)	(2,674)	346	(1,183)
Total comprehensive (loss) for the year/period	$ (6,716)	$ (29,056)	$ (102,403)	$ (33,906)
(Losses) per share attributable to equity holders of the parent
Basic and Diluted (In US dollars per share):	$ (0.070)	$ (0.375)	$ (1.175)	$ (0.409)